Share Capital and Reserves - Summary of Share Capital (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares
Disclosure of classes of share capital [line items]
Cancellation of Income Shares		$ 0
Cancellation of Treasury Shares	$ 0	0	$ 0
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share | € / shares				€ 0.32	€ 0.32
Authorised equity capital, beginning balance	491	491
Authorised equity capital, ending balance	$ 491	$ 491	$ 491
Number of shares authorised, beginning balance | shares	1,250,000,000	1,250,000,000
Number of shares authorised, ending balance | shares	1,250,000,000	1,250,000,000	1,250,000,000
Allotted, called-up and fully paid, beginning balance	$ 309	$ 317
Cancellation of Treasury Shares	(7)	(8)
Allotted, called-up and fully paid, ending balance	$ 302	$ 309	$ 317
At 1 January | shares	774,000,000	795,000,000
Cancellation of Treasury Shares | shares	(22,000,000)	(21,000,000)
At 31 December | shares	752,000,000	774,000,000	795,000,000
Income Shares
Disclosure of classes of share capital [line items]
Par value per share | € / shares					€ 0.02
Authorised equity capital, beginning balance		$ 28
Cancellation of Income Shares		$ (28)
Authorised equity capital, ending balance			$ 28
Number of shares authorised, beginning balance | shares	0	1,250,000,000
Cancellation of Income Shares | shares		(1,250,000,000)
Number of shares authorised, ending balance | shares		0	1,250,000,000
Allotted, called-up and fully paid, beginning balance	$ 0	$ 16
Cancellation of Income Shares		(16)
Allotted, called-up and fully paid, ending balance		$ 0	$ 16
At 1 January | shares		795,000,000
Cancellation of Income Shares | shares		(795,000,000)
At 31 December | shares			795,000,000